Earnings Per Unit ("EPU") (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Unit ("EPU") [Abstract]
Schedule Of Calculation Of Numerator And Denominator In Earnings Per Share

Year ended December 31, 2013	General Partner	Common Unitholders	Subordinated Unitholders
Numerator:	(in thousands, except per unit data)
Interest in net income:
Net income from continuing operations	$ 162	$ 4,448	$ 3,501
Net income from discontinued operations	26	769	512
Interest in net income	$ 188	$ 5,217	$ 4,013
Denominator:
Weighted average units used to compute basic EPU	n/a	15,751	12,397
Effect of dilutive securities — LTIP awards	n/a	9	-
Weighted average units used to compute diluted EPU	n/a	15,760	12,397

Net income per limited partner unit, basic:
Net income per unit from continuing operations	n/a	$ 0.29	$ 0.28
Net income per unit from discontinued operations	n/a	0.04	0.04
Net income per limited partner unit, basic	n/a	$ 0.33	$ 0.32
Net income per limited partner unit, diluted:

Year ended December 31, 2012	General Partner	Common Unitholders	Subordinated Unitholders
Numerator:	(in thousands, except per unit data)
Interest in net income:
Net income from continuing operations	$ 789	$ 21,374	$ 17,284
Net income from discontinued operations	1	48	39
Interest in net income	$ 790	$ 21,422	$ 17,323
Denominator:
Weighted average units used to compute basic EPU	n/a	15,331	12,397
Effect of dilutive securities — LTIP awards	n/a	4	-
Weighted average units used to compute diluted EPU	n/a	15,335	12,397

Net income per limited partner unit, basic:
Net income per unit from continuing operations	n/a	$ 1.39	$ 1.39
Net income per unit from discontinued operations	n/a	0.01	0.01
Net income per limited partner unit, basic	n/a	$ 1.40	$ 1.40
Net income per limited partner unit, diluted:

Year ended December 31, 2011	General Partner	Common Unitholders	Subordinated Unitholders
Numerator:	(in thousands, except per unit data)
Interest in net income	$ 746	$ 19,205	$ 17,347
Denominator:
Weighted average units used to compute basic EPU	n/a	13,725	12,397
Effect of dilutive securities — LTIP awards	n/a	19	-
Weighted average units used to compute diluted EPU	n/a	13,744	12,397

Net income per limited partner unit, basic	n/a	$ 1.40	$ 1.40
Net income per limited partner unit, diluted	n/a	$ 1.40	$ 1.40